Provision for reclamation (Tables)	12 Months Ended
Aug. 31, 2024
Schedule of reconciliation for reclamation expenses

For the year ended August 31, 2024
Balance at beginning of year	$833
Increase in estimate for provision for reclamation	486
Change in discount rate	(336)
Accretion of provision for reclamation (Note 25)	108
Balance at end of year	$1,091